FORM 5500, SCHEDULE H, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 000 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,592,820,361
Various Wrap Issuers	449,041
Notes receivable from participants	46,448,926	$ 43,845,000
Investments at Fair Value	$ 2,639,269,287
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	9.50%
Total Fixed Income Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 130,002,766
Total Synthetic Guaranteed Investment Contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	130,451,806
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	153,796,179
Total Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,149,476,304
Ryder System, Inc. common stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 159,545,112
Par (in shares)	829,196	902,582
Maturity Value (in shares)	$ 829,196
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | BTC Total Return L
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,597,892
Par (in shares)	1,190,438
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | Boston Trust Walden SMID Cap Cit
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 35,453,217
Par (in shares)	2,561,649
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | FIAM Index TD 2010 T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,407,933
Par (in shares)	192,151
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | FIAM Index TD 2015 T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 12,364,052
Par (in shares)	500,569
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | FIAM Index TD 2020 T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 34,767,066
Par (in shares)	1,344,954
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | FIAM Index TD 2025 T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 96,481,170
Par (in shares)	3,373,467
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | FIAM Index TD 2030 T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 166,796,032
Par (in shares)	5,550,617
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | FIAM Index TD 2035 T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 175,586,310
Par (in shares)	5,116,151
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | FIAM Index TD 2040 T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 139,648,285
Par (in shares)	3,778,363
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | FIAM Index TD 2045 T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 131,961,228
Par (in shares)	3,461,732
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | FIAM Index TD 2050 T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 108,627,603
Par (in shares)	2,869,950
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | FIAM Index TD 2055 T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 90,787,315
Par (in shares)	2,337,469
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | FIAM Index TD 2060 T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 55,745,409
Par (in shares)	2,024,897
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | FIAM Index TD 2065 T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,258,789
Par (in shares)	113,678
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | FID FRDM IDX RET T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,653,014
Par (in shares)	520,098
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | FID FRDM INX 2070 T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 416,088
Par (in shares)	33,610
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | FID GR CO POOL CL D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 518,272,289
Par (in shares)	5,840,346
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | Fidelity Contrafund Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 250,778,320
Par (in shares)	4,505,539
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | MFS INTL EQUITY 3B
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 60,181,541
Par (in shares)	2,643,019
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | SP 500 INDEX PL CL E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 186,133,045
Par (in shares)	572,629
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | SP EXT MKT IDX CL E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 40,729,817
Par (in shares)	213,906
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS: | SP TTL INTL IDX CL E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,829,888
Par (in shares)	103,510
Investment, Identifier [Axis]: MUTUAL FUNDS: | DFA Emerging Markets Core Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,251,334
Par (in shares)	249,358
Investment, Identifier [Axis]: MUTUAL FUNDS: | Fidelity US Bond Idx
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 46,103,470
Par (in shares)	4,365,859
Investment, Identifier [Axis]: MUTUAL FUNDS: | JP Morgan Equity Income Select Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 98,522,567
Par (in shares)	3,980,710
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ALIMENTATION COUCHE-TARD INC 4.148% 09/29/2028 144
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.148%
Current Value	$ 282,253
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ALLY AUTO RECEIVABLES TRUST 2024-1 5.08% 12/15/202
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.08%
Current Value	$ 47,839
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ALPHABET INC 3.875% 11/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.875%
Current Value	$ 333,563
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ALPHABET INC 4.1% 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.10%
Current Value	$ 333,080
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | AMERICAN EXPRESS CO 5.085%/VAR 01/30/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.085%
Current Value	$ 96,800
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | AMERICAN EXPRESS CO 5.389%/VAR 07/28/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.389%
Current Value	$ 412,271
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | AMERICAN EXPRESS CR ACC MST TR 5.23% 04/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.23%
Current Value	$ 408,509
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | AMERICAN HONDA FINANCE CORP 4.95% 01/09/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Current Value	$ 329,673
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | AMPHENOL CORPORATION NEW 5.05% 04/05/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Current Value	$ 92,662
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | AT&T INC 4.7% 08/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.70%
Current Value	$ 186,824
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ATHENE GLOBAL FUNDING 5.339% 01/15/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.339%
Current Value	$ 240,535
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ATHENE GLOBAL FUNDING 5.516% 03/25/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.516%
Current Value	$ 283,299
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BA CR CARD TR 4.31% 05/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.31%
Current Value	$ 557,796
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BA CR CARD TR 4.98% 11/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.98%
Current Value	$ 208,596
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BAE SYSTEMS PLC 5.125% 03/26/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.125%
Current Value	$ 208,306
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BANK OF AMERICA CORPORATION 2.651%/VAR 03/11/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.651%
Current Value	$ 324,377
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BANK OF AMERICA CORPORATION 5.202%/VAR 04/25/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.202%
Current Value	$ 300,245
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BANK OF AMERICA CORPORATION 5.933%/VAR 09/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.933%
Current Value	$ 360,708
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BANK OF MONTREAL QUE 5.37% 06/04/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.37%
Current Value	$ 358,680
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BANK OF NEW YORK MELLON 4.729%/VAR 04/20/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.729%
Current Value	$ 256,489
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BANK OF NOVA SCOTIA 5.4% 06/04/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.40%
Current Value	$ 287,040
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BARCLAYS PLC 5.086%/VAR 02/25/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.086%
Current Value	$ 518,459
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BARCLAYS PLC 5.367%/VAR 02/25/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.367%
Current Value	$ 420,953
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BARCLAYS PLC 5.501%/VAR 08/09/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.501%
Current Value	$ 302,571
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BAT CAPITAL CORP 3.557% 08/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.557%
Current Value	$ 301,724
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BMW US CAPITAL LLC 3.45% 04/01/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.45%
Current Value	$ 588,686
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BMW VEHICLE LEASE TRUST 2025-1 4.43% 06/26/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.43%
Current Value	$ 287,691
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BPCE SA 4.75% 07/19/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Current Value	$ 438,994
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | BROADCOM INC 4.2% 10/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Current Value	$ 190,885
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | CAPITAL ONE FIN CORP 5.468%/VAR 02/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.468%
Current Value	$ 304,360
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | CAPITAL ONE PRIME AUTO RECEIVABLES TR 2024-1 4.62%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.62%
Current Value	$ 252,914
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2 5.
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.82%
Current Value	$ 238,600
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | CARMAX AUTO OWNER TR 2023-4 6% 07/17/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.00%
Current Value	$ 49,429
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | CARMAX AUTO OWNER TR 2024-2 5.5% 01/16/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.50%
Current Value	$ 48,777
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | CARMAX AUTO OWNER TRUST 2024-1 4.92% 10/16/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.92%
Current Value	$ 142,790
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | CARVANA AUTO RECEIVABLES TR 2025-P3 A3 4.04% 11/11
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.04%
Current Value	$ 326,638
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | CARVANA AUTO RECEIVABLES TRUST 2025-P2 4.55% 08/12
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.55%
Current Value	$ 207,322
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | CHASE ISSUANCE TR 4.16% 07/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.16%
Current Value	$ 414,856
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | CHASE ISSUANCE TR 5.08% 09/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.08%
Current Value	$ 461,355
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | CHEVRON PHIL CHEM LLC /CHEV LP 4.75% 05/15/2030 14
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Current Value	$ 57,061
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | CITIBANK CR CARD ISSUANCE TR 4.3% 06/21/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Current Value	$ 658,494
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | CITIBANK NA 4.576% 05/29/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.576%
Current Value	$ 405,706
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | CITIGROUP INC 3.52%/VAR 10/27/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.52%
Current Value	$ 309,201
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | COMMONWEALTH EDISON CO 2.95% 08/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.95%
Current Value	$ 458,727
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | COREBRIDGE GBL FUNDING 4.90% 01/07/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.90%
Current Value	$ 171,593
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | DAIMLER TRUCKS FINANCE NORTH AMERICA LLC 4.95% 01/
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Current Value	$ 155,677
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | DAIMLER TRUCKS FINANCE NORTH AMERICA LLC 5.125% 09
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.125%
Current Value	$ 154,454
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | DAIMLER TRUCKS RETAIL TRUST 2024-1 5.49% 12/15/202
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.49%
Current Value	$ 164,906
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | DELL INTL/EMC CORP 5% 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Current Value	$ 159,741
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | DEUTSCHE BANK AG NEW YORK BNCH 4.469%/VAR 12/10/20
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.469%
Current Value	$ 399,718
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | DNB BANK ASA 4.384%/VAR 11/04/2031 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.384%
Current Value	$ 411,280
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | DTE ENERGY CO 4.95% 07/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Current Value	$ 117,285
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | DTE ENERGY CO 5.2% 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.20%
Current Value	$ 229,851
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | DUKE ENERGY CAROLINAS LLC 4.85% 03/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.85%
Current Value	$ 172,229
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | DUKE ENERGY FLORIDA LLC 3.8% 07/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.80%
Current Value	$ 457,405
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ENBRIDGE INC 4.2% 11/20/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Current Value	$ 181,034
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ENBRIDGE INC 4.6% 06/20/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.60%
Current Value	$ 50,586
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ENBRIDGE INC 5.25% 04/05/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.25%
Current Value	$ 179,611
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ENBRIDGE INC 5.3% 04/05/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.30%
Current Value	$ 152,353
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ENTERPRISE PRODS OPER LLC 3.125% 07/31/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.125%
Current Value	$ 304,617
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | EQUITABLE AMERICA GLOBAL FUNDING 4.65% 06/09/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Current Value	$ 161,061
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | EQUITABLE AMERICA GLOBAL FUNDING 4.95% 06/09/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Current Value	$ 184,887
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | EQUITABLE FINANCIAL LIFE GLOBAL FUNDING 4.6% 04/01
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.60%
Current Value	$ 259,675
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | EQUITABLE FINANCIAL LIFE GLOBAL FUNDING 5% 03/27/2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Current Value	$ 193,610
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | EXELON CORP 5.15% 03/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Current Value	$ 81,379
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FEDERAL HOME LN MTG MLT CTF GT 2% 01/25/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Current Value	$ 477,835
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FEDERAL HOME LN MTG MLT CTF GT 2% 04/25/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Current Value	$ 473,371
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FEDERAL HOME LN MTG MLT CTF GT 2% 06/25/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Current Value	$ 187,622
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FEDERAL HOME LN MTG MLT CTF GT 2% 07/25/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Current Value	$ 367,504
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FEDERAL HOME LN MTG MLT CTF GT 2% 08/25/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Current Value	$ 282,723
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FEDERAL NAT MTG ASN GTD REM PA 3.5% 02/25/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Current Value	$ 23,794
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FHLG 15YR 2.5% 04/01/2036#SB1091
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Current Value	$ 613,390
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FHLG 15YR 2.5% 12/01/2033#SB0992
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Current Value	$ 470,509
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FHLG 15YR 3% 07/01/2035#SB0361
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Current Value	$ 429,231
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FHLG 25YR 5.50% 7/35 #G05815
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.50%
Current Value	$ 3,478
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FHLG 5.50% 3/34 #G01665
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.50%
Current Value	$ 5,492
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO - CLASS I
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Current Value	$ 1,918,807
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FNMA 10YR 1.5% 10/01/2031#MA4448
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.50%
Current Value	$ 308,485
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FNMA 10YR 1.5% 12/01/2031#MA4503
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.50%
Current Value	$ 322,296
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FNMA 15YR 3.5% 07/01/2029#FS7019
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Current Value	$ 276,214
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FNMA 20YR 3.00% 11/32 #MA1237
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Current Value	$ 181,420
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FNMA 5.50% 11/34 #310105
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.50%
Current Value	$ 28,361
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FORD CREDIT AUTO OWNER TRUST 2023-B 5.23% 05/15/20
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.23%
Current Value	$ 128,029
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FORD CREDIT AUTO OWNER TRUST 2024-D 4.84% 08/15/20
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.61%
Current Value	$ 141,834
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FORD CREDIT AUTO OWNER TRUST 2024-D 4.84% 08/15/20 l ROUNDING
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.84%
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | FORDF 2025-1 A1 4.63% 04/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.63%
Current Value	$ 224,153
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | GENERAL MTRS FINL CO INC 4.2% 10/27/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Current Value	$ 153,351
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | GLENCORE FDG LLC 4.907% 04/01/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.907%
Current Value	$ 97,747
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | GM FINANCIAL SECURITIZED TERM AUTO RECEIVABLES TR
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.78%
Current Value	$ 196,520
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | GM FINL CONSUMER AUTOMOBILE RECEIVABLES TR 2023-3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.45%
Current Value	$ 35,192
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | GOLDMAN SACHS GROUP INC (THE) 2.64%/VAR 02/24/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.64%
Current Value	$ 467,052
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | GOLDMAN SACHS GROUP INC (THE) 4.937%/VAR 04/23/202
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.937%
Current Value	$ 357,321
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | HEWLETT PACKARD ENTERPRISE CO 4.4% 09/25/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Current Value	$ 170,781
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | HSBC HOLDINGS PLC 2.357%/VAR 08/18/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.357%
Current Value	$ 321,389
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | HSBC HOLDINGS PLC 4.755%/VAR 06/09/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.755%
Current Value	$ 439,103
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | HSBC HOLDINGS PLC 4.899%/VAR 03/03/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.899%
Current Value	$ 303,066
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | HUNTINGTON BANCSHARES INC/OH 6.208%/VAR 08/21/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.208%
Current Value	$ 342,797
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | HYUNDAI AUTO RECEIVABLES TR 2024-A 4.99% 02/15/202
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.99%
Current Value	$ 68,555
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | HYUNDAI AUTO RECEIVABLES TRUST 2023-B 5.48% 04/17/
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.48%
Current Value	$ 33,384
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | HYUNDAI AUTO RECEIVABLES TRUST 25-B 4.36% 12/17/20
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.36%
Current Value	$ 394,521
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | HYUNDAI CAP AMER 4.3% 09/24/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Current Value	$ 365,193
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ING GROEP NV 4.858%/VAR 03/25/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.858%
Current Value	$ 299,181
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ING GROEP NV 5.335%/VAR 03/19/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.335%
Current Value	$ 218,790
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | INGERSOLL RAND INC 5.176% 06/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.176%
Current Value	$ 310,784
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | INGERSOLL RAND INC 5.197% 06/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.197%
Current Value	$ 305,452
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | JACKSON NATL LIFE GLOBAL FDG 4.6% 10/01/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.60%
Current Value	$ 511,818
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | JACKSON NATL LIFE GLOBAL FDG 5.35% 01/13/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.35%
Current Value	$ 212,418
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | JAPAN TOBACCO INC 4.85% 05/15/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.85%
Current Value	$ 201,729
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | JERSEY CENTRAL POWR & LIGHT CO 4.4% 01/15/2031 144
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Current Value	$ 167,773
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | JPMORGAN CHASE & CO 4.851%/VAR 07/25/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.851%
Current Value	$ 516,974
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | JPMORGAN CHASE & CO 4.912%/VAR 07/25/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.912%
Current Value	$ 446,188
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | JPMORGAN CHASE & CO 5.04%/VAR 01/23/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.04%
Current Value	$ 361,388
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | JPMORGAN CHASE & CO 5.299%/VAR 07/24/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.299%
Current Value	$ 436,246
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | JPMORGAN CHASE & CO 5.571%/VAR 04/22/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.571%
Current Value	$ 245,321
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | KENVUE INC 5% 03/22/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Current Value	$ 292,611
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | LLOYDS BANKING GROUP PLC 3.574%/VAR 11/07/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.574%
Current Value	$ 309,218
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | LLOYDS BANKING GROUP PLC 4.425%/VAR 11/04/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.425%
Current Value	$ 200,794
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | LLOYDS BANKING GROUP PLC 4.818%/VAR 06/13/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.818%
Current Value	$ 203,761
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MARS INC 4.6% 03/01/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.60%
Current Value	$ 300,478
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MARS INC 4.8% 03/01/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Current Value	$ 99,644
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MERCEDES-BENZ AUTO LEASE TRUST 2024-A 5.32% 01/18/
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.32%
Current Value	$ 75,906
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MERCEDES-BENZ AUTO LEASE TRUST 2025-A 4.61% 04/16/
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.61%
Current Value	$ 269,068
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MERCEDES-BENZ FINANCE NORTH AMERICA LLC 4.8% 08/01
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Current Value	$ 363,275
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MERCEDES-BENZ FINANCE NORTH AMERICA LLC 5.25% 11/2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.25%
Current Value	$ 442,487
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MET TOWER GLOBAL FUNDING 4% 10/01/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Current Value	$ 151,808
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MET TOWER GLOBAL FUNDING 4.2% 09/16/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Current Value	$ 342,567
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | META PLATFORMS INC 4.2% 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Current Value	$ 187,652
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | META PLATFORMS INC 4.6% 11/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.60%
Current Value	$ 204,105
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MIDAMERICAN ENERGY CO 3.1% 05/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.10%
Current Value	$ 457,924
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MITSUBISHI UFJ FIN GRP INC 5.017%/VAR 07/20/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.017%
Current Value	$ 300,749
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MIZUHO FINL GROUP INC 4.711%/VAR 07/08/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.711%
Current Value	$ 276,497
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MORGAN STANLEY 4.889%/VAR 07/20/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.889%
Current Value	$ 310,855
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MORGAN STANLEY 4.994%/VAR 04/12/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.994%
Current Value	$ 258,761
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MORGAN STANLEY 5.042%/VAR 07/19/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.042%
Current Value	$ 366,810
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MORGAN STANLEY 5.164%/VAR 04/20/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.164%
Current Value	$ 299,531
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MORGAN STANLEY 5.23%/VAR 01/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.23%
Current Value	$ 283,969
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | MORGAN STANLEY BK NA SALT LAKE 5.016%/VAR 01/12/20
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.016%
Current Value	$ 260,491
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | NATIONAL BANK OF CANADA 4.5% 10/10/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Current Value	$ 256,160
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | NATWEST GROUP PLC 5.115%/VAR 05/23/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.115%
Current Value	$ 361,205
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | NATWEST MARKETS PLC 5.416% 05/17/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.416%
Current Value	$ 369,597
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | NISSAN AUTO RECEIVABLES 2023-B OWNER TR 5.93% 03/1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.93%
Current Value	$ 109,694
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | NTT FINANCE CORP 4.372% 07/27/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.372%
Current Value	$ 450,522
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | NTT FINANCE CORP 4.567% 07/16/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.567%
Current Value	$ 205,874
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | NTT FINANCE CORP 4.62% 07/16/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.62%
Current Value	$ 206,895
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ONEOK INC 4.25% 09/24/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Current Value	$ 35,516
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ONEOK INC 4.4% 10/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Current Value	$ 37,468
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | PACIFIC LIFE GF II 4.5% 08/28/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Current Value	$ 430,497
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | PAYCHEX INC 5.1% 04/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Current Value	$ 13,524
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | PHILIP MORRIS INTL INC 5.125% 11/17/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.125%
Current Value	$ 429,656
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | PHILIP MORRIS INTL INC 5.625% 11/17/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.625%
Current Value	$ 296,283
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | PINNACLE WEST CAPITAL CORP 4.9% 05/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.90%
Current Value	$ 65,550
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | PINNACLE WEST CAPITAL CORP 5.15% 05/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Current Value	$ 71,553
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | PNC FINANCIAL SERVICES GRP INC 6.615%/VAR 10/20/20
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.615%
Current Value	$ 421,549
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | PRICOA GLOBAL FDG I 4.4% 08/27/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Current Value	$ 430,085
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | PRICOA GLOBAL FDG I 4.7% 05/28/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.70%
Current Value	$ 357,680
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | PUBLIC SVC ENTERPRISE GRP INC 4.9% 03/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.90%
Current Value	$ 107,846
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | RGA GLOBAL FUNDING 4.35% 08/25/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Current Value	$ 417,977
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | RGA GLOBAL FUNDING 5.448% 05/24/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.448%
Current Value	$ 220,532
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ROPER TECHNOLOGIES INC 4.45% 09/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.45%
Current Value	$ 62,329
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | ROPER TECHNOLOGIES INC 4.5% 10/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Current Value	$ 124,311
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | SAMMONS FINANCIAL GROUP GLOBAL FUNDING 4.8% 12/12/
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Current Value	$ 200,907
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | SAMMONS FINANCIAL GROUP GLOBAL FUNDING 5.05% 01/10
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Current Value	$ 215,180
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | SAMMONS FINANCIAL GROUP GLOBAL FUNDING 5.1% 12/10/
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Current Value	$ 247,510
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | SANTANDER HLDGS USA INC 6.124%/VAR 05/31/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.124%
Current Value	$ 119,439
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | SIMON PROPERTY GROUP LP 4.375% 10/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.375%
Current Value	$ 419,519
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | SOUTHERN POWER CO 4.25% 10/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Current Value	$ 129,199
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | SSGA GOVERNMENT ST INVESTMENT FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.29%
Current Value	$ 505,866
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | STATE STREET CORP 4.53%/VAR 02/20/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.53%
Current Value	$ 209,991
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | TARGA RES CORP 4.35% 01/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Current Value	$ 33,287
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | TORONTO DOMINION BANK 4.783% 12/17/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.783%
Current Value	$ 305,551
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | TOYOTA MOTOR CREDIT CORP 4.55% 08/09/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.55%
Current Value	$ 48,607
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | TOYOTA MOTOR CREDIT CORP 4.65% 01/05/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Current Value	$ 301,866
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | TRUIST FINANCIAL CORP 5.071%/VAR 05/20/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.071%
Current Value	$ 339,920
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | TRUIST FINANCIAL CORP 7.161%/VAR 10/30/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.161%
Current Value	$ 429,921
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UBER TECHNOLOGIES INC 4.15% 01/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.15%
Current Value	$ 65,584
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UBS GROUP AG 3.126%/VAR 08/13/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.126%
Current Value	$ 320,134
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 3.375% 09/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.375%
Current Value	$ 2,146,024
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 3.5% 11/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Current Value	$ 2,365,210
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 4% 02/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Current Value	$ 2,502,737
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 4% 02/29/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Current Value	$ 8,352,016
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 4% 03/31/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Current Value	$ 3,297,061
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 4% 12/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Current Value	$ 7,334,838
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 4.25% 02/28/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Current Value	$ 10,883,975
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 4.25% 08/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Current Value	$ 258,646
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 4.375% 05/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.375%
Current Value	$ 561,991
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 4.375% 07/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.375%
Current Value	$ 947,412
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 4.375% 11/30/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.375%
Current Value	$ 2,357,555
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 4.375% 11/30/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.375%
Current Value	$ 2,266,325
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 4.375% 12/31/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.375%
Current Value	$ 4,327,708
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 4.5% 05/31/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Current Value	$ 5,470,037
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 4.5% 11/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Current Value	$ 1,316,149
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 4.625% 02/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.625%
Current Value	$ 699,853
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 4.625% 04/30/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.625%
Current Value	$ 16,327,491
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | UST NOTES 4.625% 09/30/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.625%
Current Value	$ 7,225,976
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | VERIZON MASTER TRUST 4.62% 11/20/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.62%
Current Value	$ 345,504
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | VIRGINIA ELECTRIC AND POWER CO 5.3% 08/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.30%
Current Value	$ 455,000
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2023-1 5.02% 0
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.02%
Current Value	$ 100,661
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2023-2 5.48% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.48%
Current Value	$ 221,051
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2024-1 4.63% 0
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.63%
Current Value	$ 344,718
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | VOLKSWAGEN GROUP AMER FIN LLC 4.35% 06/08/2027 144
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Current Value	$ 301,273
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | WELLS FARGO & CO NEW 4.97%/VAR 04/23/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.97%
Current Value	$ 347,199
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | WELLS FARGO & CO NEW 5.244%/VAR 01/24/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.244%
Current Value	$ 203,225
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | WELLS FARGO & CO NEW 5.574%/VAR 07/25/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.574%
Current Value	$ 307,432
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | WELLS FARGO & CO NEW 5.707%/VAR 04/22/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.707%
Current Value	$ 412,732
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | WELLS FARGO CARD ISSUANCE TRUST 4.34% 05/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.34%
Current Value	$ 385,867
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | WELLS FARGO CARD ISSUANCE TRUST 4.94% 02/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.94%
Current Value	$ 355,412
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | WESTERN-SOUTHERN GLOBAL FUNDING 4.5% 07/16/2028 14
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Current Value	$ 421,516
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | WESTERN-SOUTHERN GLOBAL FUNDING 4.9% 05/01/2030 14
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.90%
Current Value	$ 42,294
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | WILLIAMS COS INC 4.625% 06/30/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.625%
Current Value	$ 77,764
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | WILLIAMS COS INC 4.8% 11/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Current Value	$ 187,611
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | WORLD OMNI AUTO RECEIVABLES TR 2023-D 5.79% 02/15/
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.79%
Current Value	$ 176,402
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | WORLD OMNI AUTO RECEIVABLES TR 2024-A 4.86% 03/15/
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.86%
Current Value	$ 298,174
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | WORLD OMNI AUTO RECEIVABLES TRUST 2023-C 5.15% 11/
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Current Value	$ 22,338
Investment, Identifier [Axis]: SHORT-TERM MONEY MARKET INSTRUMENTS: | WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TR 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.26%
Current Value	$ 157,379